Note 1 - Description of the Business and Liquidity	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.   Description of the Business and Liquidity

MRI Interventions, Inc. (the “Company”) is a medical device company focused on the development and commercialization of technology that enables physicians to see inside the brain and heart using direct, intra-procedural magnetic resonance imaging, or MRI, guidance while performing minimally invasive surgical procedures. The Company was incorporated in the State of Delaware on March 12, 1998.

The Company’s ClearPoint system, an integrated system comprised of reusable components and disposable products, is designed to allow minimally invasive procedures in the brain to be performed in an MRI suite. In 2010, the Company received 510(k) clearance from the Food and Drug Administration (“FDA”) to market the ClearPoint system in the United States for general neurological interventional procedures. The Company’s ClearTrace system is a product candidate under development that is designed to allow catheter-based minimally invasive procedures in the heart to be performed in an MRI suite. The Company has also entered into exclusive licensing and development agreements (see Note 5) with affiliates of Boston Scientific Corporation (“BSC”), pursuant to which BSC may incorporate certain of the Company’s MRI-safety technologies into BSC’s implantable leads for cardiac and neurological applications.

In December 2011, the Company filed a Form 10 registration statement with the Securities and Exchange Commission (“SEC”) to register the Company’s common stock as a class of equity securities under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Such Form 10 registration statement became effective on February 27, 2012.  As a result, the Company became a public reporting company subject to the periodic reporting requirements of the Exchange Act.

Liquidity and Management’s Plans

For the years ended December 31, 2012, 2011 and 2010, the Company incurred net losses of $5,707,136, $8,311,411, and $9,454,235, respectively, and the cumulative net loss since the Company’s inception through December 31, 2012 was $65,495,746. The Company expects such losses to continue through at least the year ended December 31, 2013 as it continues to commercialize its ClearPoint system and pursue research and development activities. Net cash used in operations was $7,433,816, $6,239,595, and $7,707,253 for the years ended December 31, 2012, 2011, and 2010, respectively. Since inception, the Company has financed its activities principally from the sale of equity securities, the issuance of convertible notes and license arrangements.

The Company’s primary financing activities during the years ended December 31, 2012, 2011, and 2010 were:

•	the July 2012 PIPE financing, which resulted in net proceeds of $5,516,495;

•	the unit offering the Company completed in February 2012, which resulted in net proceeds of $4,946,560, $3,424,950 of which were received in 2012 and $1,521,610 of which were received in 2011;

•	the unit offering the Company completed in September 2011, which resulted in net proceeds of $1,310,000;

•	the issuance of a convertible note payable in April 2011, which resulted in net proceeds of $2,000,000;

•	the November 2010 unit offering, which resulted in net proceeds of $3,000,000; and

•	the March 2010 convertible notes payable offering, which resulted in net proceeds of $3,777,142.

In January 2013, the Company completed a private offering (see Note 11) in which it sold securities for net proceeds of approximately $9,900,000. While the Company expects to continue to use cash in operations, the Company believes its existing cash and cash equivalents at December 31, 2012 of $1,620,005, combined with the net proceeds from the January 2013 private offering, will be sufficient to meets its anticipated cash requirements through at least March 2014. During 2013, the Company plans to increase its spending on sales and marketing activities as it completes the commercial rollout of its ClearPoint system, from which the Company expects to increase ClearPoint system product revenues. Certain planned expenditures are discretionary and could be deferred if the Company is required to do so to fund critical operations. To the extent the Company’s available cash and cash equivalents are insufficient to satisfy its long-term operating requirements, the Company will need to seek additional sources of funds, from the sale of additional equity, debt or other securities or through a credit facility, or modify its current business plan. There can be no assurances that the Company will be able to obtain additional financing on commercially reasonable terms. The sale of additional equity or convertible debt securities will likely result in dilution to the Company’s current stockholders.